Material Accounting Policies - Schedule of New and Revised IFRSs (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 21 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Lack of Exchangeability
Effective for accounting year beginning on or after	Jan. 01, 2025
Amendments to IFRS 9 and IFRS 7 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Amendments to the Classification and Measurement of Financial Instruments
Effective for accounting year beginning on or after	Jan. 01, 2026
IFRS 18 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Presentation and Disclosure in Financial Statements
Effective for accounting year beginning on or after	Jan. 01, 2027
IFRS 19 [Member]
Schedule of New and Revised IFRSs [Line Items]
Consolidated Financial Statements	Subsidiaries without Public Accountability: Disclosures
Effective for accounting year beginning on or after	Jan. 01, 2027